                          PRUCO LIFE INSURANCE COMPANY
                         STRATEGIC PARTNERS ANNUITY ONE
                             STRATEGIC PARTNERS PLUS

                        SUPPLEMENT DATED JANUARY 24, 2003
                      TO PROSPECTUSES DATED JANUARY 6, 2003

Because of state insurance regulations, the Strategic Partners Annuity One and Strategic Partners Plus contracts issued in Pennsylvania differ in some respects from the contracts available in other states. This supplement describes those differences, and amends the descriptions of the contract in the Strategic Partners Annuity One and Strategic Partners Plus prospectuses dated January 6, 2003.

                  CONTRACTS WITH CREDIT ISSUED IN PENNSYLVANIA

NO SUBSEQUENT PURCHASE PAYMENTS

The prospectuses state that an owner makes an initial payment to purchase the contract, and may make subsequent purchase payments prior to annuity payments beginning. In Pennsylvania for contracts with credit, you may not make any additional purchase payments after your initial purchase payment.

WITHDRAWAL CHARGE

Withdrawal charges for contracts with credit are reduced from these described in the prospectus, as follows:

     NUMBER OF CONTRACT ANNIVERSARIES SINCE
     THE DATE OF EACH PURCHASE PAYMENT              WITHDRAWAL CHARGE
     ---------------------------------              -----------------
                        0                                   8
                        1                                   8
                        2                                   8
                        3                                   7
                        4                                   6
                        5                                   5
                        6                                   4
                        7                                   0

                          PRUCO LIFE INSURANCE COMPANY
                         STRATEGIC PARTNERS ANNUITY ONE
                             STRATEGIC PARTNERS PLUS

                        SUPPLEMENT DATED JANUARY 24, 2003
          TO STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 6, 2003

Because of state insurance regulations, the Strategic Partners Annuity One and Strategic Partners Plus contracts issued in Pennsylvania differ in some respects from the contracts available in other states. Currently the State Specific Variations language on page 18 of the January 6, 2003 Statement of Additional Information contains six bullets.

The second bullet is amended to read as follows:

      - Although we do not have the right to refuse subsequent purchase payments for contracts issued in Maryland, New Jersey or Texas, we do impose a maximum annual purchase payment limit of $2 million and a maximum aggregate purchase payment limit of $7 million.